SEGMENT AND DISAGGREGATED REVENUE INFORMATION (Tables)	12 Months Ended
Jan. 01, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

(In millions)	2021	2020	2019

Net sales to unaffiliated customers
Label and Graphic Materials:
U.S.	$1,462.5	$1,294.3	$1,246.6
Europe	2,025.5	1,758.1	1,767.9
Asia	1,224.5	1,040.8	1,065.0
Latin America	395.4	340.3	375.4
Other international	322.5	281.6	291.0

Total Label and Graphic Materials	5,430.4	4,715.1	4,745.9

Retail Branding and Information Solutions:
Apparel	1,839.1	1,432.3	1,458.5
Identification Solutions (1) and Vestcom	362.7	198.6	191.8

Total Retail Branding and Information Solutions	2,201.8	1,630.9	1,650.3

Industrial and Healthcare Materials	776.1	625.5	673.9

Net sales to unaffiliated customers	$8,408.3	$6,971.5	$7,070.1
(1)	Previously referred to as Printer Solutions
Revenue by geographic area is shown below. Revenue is attributed to geographic areas based on the location from which products are shipped.

(In millions)	2021	2020	2019

Net sales to unaffiliated customers
U.S.	$2,065.2	$1,683.6	$1,638.8
Europe	2,541.4	2,164.7	2,160.2
Asia	2,914.5	2,378.5	2,458.5
Latin America	537.6	440.3	498.3
Other international	349.6	304.4	314.3

Net sales to unaffiliated customers	$8,408.3	$6,971.5	$7,070.1

Schedule Of Revenue From External Customers By Geographic Area And Product Group
Additional financial information by reportable segment is shown below.

(In millions)	2021	2020	2019

Intersegment sales

Label and Graphic Materials	$98.5	$80.3	$80.2
Retail Branding and Information Solutions	37.3	27.5	20.6
Industrial and Healthcare Materials	13.3	6.4	8.8

Intersegment sales	$149.1	$114.2	$109.6

Income before taxes
Label and Graphic Materials	$801.7	$688.8	$601.5
Retail Branding and Information Solutions	257.2	144.7	196.6
Industrial and Healthcare Materials	81.6	58.2	60.0
Corporate expense	(81.8)	(82.5)	(87.6)
Interest expense	(70.2)	(70.0)	(75.8)
Other non-operating expense (income), net	4.1	(1.9)	(445.2)

Income before taxes	$992.6	$737.3	$249.5

Capital expenditures (1) (2)
Label and Graphic Materials	$133.6	$87.3	$137.8
Retail Branding and Information Solutions	96.3	101.6	63.1
Industrial and Healthcare Materials	36.7	17.3	24.2

Capital expenditures	$266.6	$206.2	$225.1

Depreciation and amortization expense (1)
Label and Graphic Materials	$114.3	$107.0	$100.2
Retail Branding and Information Solutions	102.2	71.6	52.6
Industrial and Healthcare Materials	27.6	26.7	26.2

Depreciation and amortization expense	$244.1	$205.3	$179.0

Other expense (income), net by reportable segment
Label and Graphic Materials	$(28.1)	$22.2	$28.3
Retail Branding and Information Solutions	36.6	22.7	9.9
Industrial and Healthcare Materials	2.4	8.4	9.4
Corporate	(5.3)	.3	5.6

Other expense (income), net	$5.6	$53.6	$53.2

(1)	Corporate capital expenditures and depreciation and amortization expense are allocated to the reportable segments based on their percentage of consolidated net sales.
(2)	Capital expenditures for property, plant and equipment include accruals.
Other expense (income), net by type were as follows:

(In millions)	2021	2020	2019

Other expense (income), net by type
Restructuring charges:
Severance and related costs	$10.5	$49.1	$45.3
Asset impairment charges and lease cancellation costs	3.1	6.2	5.1
Other items:
Transaction and related costs	20.9	4.2	2.6
Loss (gain) on sales of assets, net	.2	(.5)	(3.2)
Gain on venture investments, net	(23.0)	(5.4)	–
Gain on sale of product line	(5.7)	–	–
Outcomes of legal proceedings, net (1)	(.4)	–	3.4

Other expense (income), net	$5.6	$53.6	$53.2
(1)
2021 includes an indirect tax credit based on a Brazilian Federal Supreme Court ruling in our favor in the amount of $29.1 million, partially offset by a contingent liability related to a patent infringement lawsuit in the amount of $26.6 million. Refer to Note 8, “Contingencies” for more information related to the patent infringement lawsuit.

Schedule of Entity Wide Disclosure on Geographic Areas Long Lived Assets in Individual Countries
Property, plant and equipment, net, in our U.S. and international operations were as follows:

(In millions)	2021	2020	2019

Property, plant and equipment, net
U.S.	$524.0	$403.1	$366.9
International	953.7	940.6	843.8

Property, plant and equipment, net	$1,477.7	$1,343.7	$1,210.7